Accounting policies and method of measurement (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies And Method Of Measurement
Lat additional technical provisions	R$ 131,831	R$ 209,277	R$ 285,554